Reporting Entity	12 Months Ended
Dec. 31, 2023
General Information About Financial Statements [Abstract]
Reporting Entity	REPORTING ENTITY:
Celestica Inc. (referred to herein as Celestica, the Company, we, us, or our) is incorporated in Ontario with its corporate headquarters located in Toronto, Ontario, Canada. Our subordinate voting shares (SVS) are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange (NYSE). Our operating and reportable segments consist of our Advanced Technology Solutions (ATS) segment and our Connectivity & Cloud Solutions (CCS) segment. See note 25 for further detail regarding segment information.